STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.25%	1.95%
Expected life of options	2 years 9 months 18 days	2 years 6 months
Expected volatility of the Company's share price (as a percent)	37.52%	34.63%
Expected dividend yield (as a percent)	2.14%	0.89%